Financial Assets and Liabilities - Summary of Restricted Cash (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Restricted Cash and Cash Equivalents [line items]
Restricted cash	R$ 34,562	R$ 147,910
Investments linked to loans [member]
Disclosure of Restricted Cash and Cash Equivalents [line items]
Restricted cash	0	86,681
Securities pledged as collateral [member]
Disclosure of Restricted Cash and Cash Equivalents [line items]
Restricted cash	R$ 34,562	R$ 61,229